Development Costs - Schedule of Movement of Development (Details)	12 Months Ended
Dec. 31, 2023 MYR (RM)
Schedule of Movement of Development [Abstract]
As of January 1, 2023	RM 2,151,248
Additions	3,890,653
Charge to cost of revenue for the year	(6,041,901)
As of December 31, 2023 and 2024